Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables
Summary of trade and other receivables

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	7,440	5,415
Prepayments	4,203	6,571
Other receivables	2,514	672
	14,157	12,658